Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Document Created Date	dei_DocumentCreationDate	Aug. 16, 2024